Share Based Payments - Equity incentive plan - Non-vested share awards (Table) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of Shares
Non-vested, December 31, 2014 | shares	9,172
Granted | shares	2,632
Cancelled | shares	(698)
Vested | shares	(7,183)
Non-vested, December 31, 2015 | shares	3,923
Weighted Average Fair Value
Non-vested, December 31, 2014 | $ / shares	$ 157.7
Granted | $ / shares	64.6
Cancelled | $ / shares	101.84
Vested | $ / shares	139.08
Non-vested, December 31, 2015 | $ / shares	$ 84.74